Payments, by Project - 12 months ended Dec. 31, 2025 - USD ($)	Taxes	Royalties	Fees	Prod. Entitlements	Bonuses	Infrastructure	Total Payments
Total	$ 7,870,800,000	$ 1,190,600,000	$ 67,400,000	$ 12,587,500,000	$ 494,400,000	$ 6,200,000	$ 22,217,100,000
North West Shelf [Member]
Total	83,000,000	80,300,000	13,500,000				176,800,000
Azeri-Chirag-Deepwater Gunashli – PSA [Member]
Total	38,100,000			6,136,600,000	450,000,000		6,624,700,000
Shafag-Asiman – PSA [Member]
Total			2,100,000				2,100,000
Shah Deniz - PSA [Member]
Total	389,800,000			2,981,200,000	200,000		3,371,200,000
CM-477 [Member]
Total			400,000				400,000
Newfoundland Exploration [Member]
Total			11,600,000				11,600,000
Terre de Grace [Member]
Total			400,000				400,000
Baltim [Member]
Total	18,500,000						18,500,000
East Portsaid [Member]
Total					1,000,000		1,000,000
El Qaraa [Member]
Total	11,900,000						11,900,000
North Alexandria/West Mediterranean Deep Water [Member]
Total	33,100,000						33,100,000
North Damietta [Member]
Total	199,700,000						199,700,000
North El Hammad [Member]
Total	43,300,000						43,300,000
Ras El Bar [Member]
Total	19,200,000			16,200,000			35,500,000
Temsah [Member]
Total	1,100,000						1,100,000
UGDC [Member]
Total	800,000						800,000
West Nile Delta [Member]
Total			2,000,000				2,000,000
Zohr [Member]
Total	57,400,000						57,400,000
KG D6 KG-DWN-98/3 [Member]
Total				118,100,000			118,100,000
Tangguh [Member]
Total	355,000,000			1,069,500,000			1,424,500,000
Kirkuk [Member]
Total					25,000,000		25,000,000
Block C8 [Member]
Total			700,000	45,600,000	6,000,000		52,300,000
Khazzan [Member]
Total	683,300,000		2,000,000	2,198,200,000			2,883,600,000
Block St Louis Profond [Member]
Total			300,000	$ 22,000,000			22,300,000
Block 25A [Member]
Total			1,000,000				1,000,000
Block 25B [Member]
Total			200,000				200,000
Block 5B [Member]
Total			2,100,000				2,100,000
Block NCMA2 [Member]
Total			1,200,000				1,200,000
BPTT Blocks [Member]
Total	353,100,000						353,100,000
ADCO Concession (Onshore) [Member]
Total	4,189,800,000		6,400,000				4,196,200,000
Andrew [Member]
Total			500,000				500,000
Clair [Member]
Total			500,000				500,000
Decommissioning [Member]
Total	(9,900,000)		300,000				(9,700,000)
ETAP [Member]
Total			1,700,000				1,700,000
Exploration [Member]
Total			200,000				200,000
Foinaven [Member]
Total			2,400,000				2,400,000
Murlach [Member]
Total			500,000				500,000
Non-Operated [Member]
Total	(400,000)		700,000				300,000
Pipelines [Member]
Total			400,000				400,000
Schiehallion [Member]
Total			1,100,000				1,100,000
Seagull [Member]
Total			500,000				500,000
Colorado [Member]
Total	(200,000)						(200,000)
Gulf of America - Central [Member]
Total		914,700,000	12,500,000		$ 12,300,000		939,500,000
Gulf of America - Western [Member]
Total		42,100,000					42,100,000
Louisiana [Member]
Total	35,600,000	13,900,000					49,500,000
New Mexico [Member]
Total	(2,200,000)						(2,200,000)
Texas [Member]
Total	$ 206,400,000	$ 139,500,000	$ 1,400,000				$ 347,300,000